REPORTING ENTITY (Details) $ in Millions		3 Months Ended	12 Months Ended
	Mar. 01, 2022 COP ($)	Sep. 30, 2022 COP ($)	Dec. 31, 2022 COP ($) item employee Office	Dec. 31, 2021	Dec. 31, 2020	Jul. 08, 2022	Apr. 04, 2022	Mar. 31, 2022	Sep. 30, 2021 USD ($)	Jun. 09, 2021 COP ($)
The effect on shareholders' equity
Number of employees | employee			33,140
Number of offices | Office			978
Number of banking correspondents | item			32,517
Number of ATMs | item			6,115
Trust rights of the Nomad Salitre
REPORTING ENTITY
Percentage of trust rights held							100.00%
P.A. Mercury Trust
REPORTING ENTITY
Percentage of trust rights held						99.99%
Bancolombia Capital Holdings USA LLC, Bancolombia Capital LLC, and Bancolombia Capital Advisers LLC
REPORTING ENTITY
Capital									$ 1,500
Banca de Inversion Bancolombia S.A. Corporacion Financiera
REPORTING ENTITY
Percentage of ownership interest in subsidiary			100.00%	100.00%	100.00%
Inversiones CFNS S.A.S.
REPORTING ENTITY
Percentage of ownership interest in subsidiary			99.94%	99.94%	99.94%
Valores Simesa S.A.
REPORTING ENTITY
Percentage of ownership interest in subsidiary			66.33%	66.82%	67.11%
Valores Simesa S.A. | Trust rights of the Lote B6 Ciudad del Rio Trust
REPORTING ENTITY
Percentage of trust rights held								66.00%
PA FAI Calle 77 acquisition
REPORTING ENTITY
Purchase price	$ 56,968									$ 56,968
Percentage of ownership interest in subsidiary	98.00%
FCP Fondo Inmobiliario Colombia
REPORTING ENTITY
Percentage of ownership interest in subsidiary		80.47%
The effect on shareholders' equity
Consideration paid to non-controlling interests		$ 816,081
Carrying amount of non-controlling interests acquired		961,588
Excess of consideration paid recognized in the transactions with non-controlling interests reserve within equity		$ 145,507
Nequi
REPORTING ENTITY
Capital			$ 150,000
Nequi | Banca de Inversion Bancolombia S.A. Corporacion Financiera
REPORTING ENTITY
Participation percentage			94.99%
Nequi | Inversiones CFNS S.A.S.
REPORTING ENTITY
Participation percentage			5.01%